Short-term Borrowings	12 Months Ended
Dec. 31, 2025
Short-term Borrowings
Short-term Borrowings

8.Short-term Borrowings

In September 2022, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$0.9 million by February 2024. The interest rate for the agreement is the LPR minus 0.35%. The Group has drawn down the credit facility of US$0.9 million in 2022 and fully repaid the amount in March 2023. In June 2023, the Group entered into a six-month credit facility agreement with this commercial bank under which the Group can draw down up to US$0.7 million with interest rate of 3.65%. In 2023, the Group has drawn down the credit facility of US$0.7 million in June and fully repaid the amount in December.

In April 2023, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$0.7 million by April 2024 with interest rate of 4.15%. Shanghai Administration Center of Policy Financing Guarantee Funds for Small and Medium-sized Enterprises and Karl Kan Zhang provided joint and several guarantees. In 2023, the Group has drawn down the credit facility of US$0.7 million and and fully repaid the amount by the end of December 2024.

In January 2024, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$2.5 million guaranteed by founder’s assets. The interest rate for the agreement is LPR minus 0.25%. In 2024, the Group has drawn down the credit facility of US$2.5 million and fully repaid the amount in January 2025.

In February 2025, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw down up to US$2.0 million by January 2028, with interest rate of 2.88%. Each draw down under the facility has a loan term of 12 months from the date of disbursement. In 2025, the Group has drawn down the credit facility of US$2.0 million and has made no repayment as of December 31, 2025.